Cover	Dec. 06, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 06, 2021
Entity File Number	001-40918
Entity Registrant Name	Enterprise 4.0 Technology Acquisition Corp.
Entity Central Index Key	0001870925
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	630 Ramona St.
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	(619)
Local Phone Number	736-6855
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one-half of one Redeemable Warrant
Trading Symbol	ENTFU
Security Exchange Name	NASDAQ
Class A Ordinary Share, par value $0.0001 per share
Title of 12(b) Security	Class A Ordinary Share, par value $0.0001 per share
Trading Symbol	ENTF
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	ENTFW
Security Exchange Name	NASDAQ